UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CAPSTONE CHURCH BOND FUND

Building Churches, Building Wealth

ANNUAL REPORT

September 30, 2006

Annual Report

Capstone Church Bond Fund (XCBFX)

September 30, 2006

Building Churches, Building Wealth

Dear Shareholder:

We are pleased to present the first Annual Report for the Capstone Church Bond Fund for the period ending September 30, 2006. The Fund is an investment company dedicated to investing in church bonds. The annual report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the fixed income market and outlook.

Building Churches, Building Wealth

The Fund represents a unique opportunity for investors to participate in the growth and expansion of America's churches. The objective of the Fund is to provide a high level of current income through investment in church mortgage bonds.

Church Mortgage Bond Investments

Church mortgage bonds are bonds issued by non-profit organizations that have a stated Christian mission including local churches, denominations and associations, educational institutions, para-church and other Christian mission-related organizations for purposes including construction, purchase or refinancing of existing real property. The Fund only invests in church mortgage bonds that are secured by a first position trust deed or mortgage on the issuer’s real property.

Thank you for selecting the Capstone Church Bond Fund

We invite you to visit our website for more information on the Church Bond Fund at www.churchbondfund.com.  We value your business, and we look forward to servicing your investment needs for many years to come.

Sincerely,

Edward L. Jaroski

President

Capstone Church Bond Fund

Capstone Church Bond Fund

Donald McFadden, Portfolio Manager

Period ending September 30, 2006

Fixed Income Market Overview

The Federal Reserve Board raised their short-term interest rate target six times since the opening of the Capstone Church Bond Fund on October 4, 2005.  Although the federal funds rate was raised a total of 1.5%, the benchmark 10 and 20 year Treasury bond yields rose only .2% during that period.  The end result was as relatively flat yield curve with a modest inversion (short-term rates higher than long-term rates).

Performance

The Capstone Church Bond Fund produced a 4.24% return at NAV since inception through September 30, 2006.  At the maximum offering price, the Fund had a .86% return.  The Lehman Brothers Long Term Government/Credit Index had a 2.60% return for the one year ended September 30, 2006.  The Fund’s portfolio of high yielding first mortgage church bonds contributed to the strong relative performance of the fund.  The yield to maturity as of September 30, 2006 of the Fund’s portfolio (excluding cash) was 7.7%.

Outlook

During much of this calendar year, interest rates rose due to fears about rising inflation and continued rate increases by the Federal Reserve Board.  However, a rally began in late summer as signs of an economic slowdown appeared.  Looking ahead, we believe caution is required.   The flat to inverted yield curve shows the lack of investor preference for any particular maturity range which is indicative of a market without a strong long-term conviction, and appears to be driven more by technical rather than fundamental forces.   If economic activity perks up beyond the Federal Reserve’s expectations and triggers a threat of inflationary pressure, then bond prices will fall even more quickly than they have risen.  If this occurs, the relatively high yield of the Fund’s portfolio of church bonds should provide investors some protection against a general decrease in bond market prices.

CAPSTONE CHURCH BOND FUND

STATE SECTOR DIVERSIFICATION

SEPTEMBER 30, 2006 (UNAUDITED)

The table below sets forth the diversification of the Capstone Church Bond Fund investments by State.

Percent*
State Diversification
Alabama	3.38%
California	16.09%
Florida	26.10%
Maryland	0.87%
Nevada	1.51%
North Carolina	1.76%
Oregon	2.20%
Texas	25.98%
Virginia	0.87%
Washington, DC	11.59%
Other
U.S. Treasury Obligations	3.27%
Short-Term Investments	4.62%
Other	1.76%
100.00%

* Percentages indicated are based on total net assets as of September 30, 2006.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2006

Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 90.35%

Alabama		3.38%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,153	2.69%
32,000	7.80%, 10/15/2025		31,526	0.69%
California		16.09%
	California Baptist University
80,000	7.50%, 06/05/2023		78,840	1.74%
60,000	7.50%, 12/05/2026		59,082	1.30%
221,000	7.50%, 06/05/2028		219,851	4.84%
59,000	7.50%, 12/05/2027		58,693	1.29%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		43,776	0.96%
46,000	7.20%, 05/15/2017		45,765	1.01%
41,000	7.20%, 11/15/2015		40,791	0.90%
45,000	7.20%, 11/15/2016		44,771	0.99%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,041	1.48%
73,000	8.30%, 09/15/2025		71,949	1.58%
Florida		26.10%
	Abyssinia Missionary Baptist Church Ministries, Inc.
90,000	7.50%, 03/15/2016		89,550	1.97%
63,000	7.50%, 09/15/2016		62,685	1.38%
257,000	8.40%, 03/15/2027		255,715	5.63%
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016		105,459	2.32%
110,000	7.80%, 04/15/2021		109,439	2.41%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		98,390	2.17%
54,000	7.50%, 08/05/2029		53,141	1.17%
146,000	7.50%, 02/05/2029		143,693	3.16%
112,000	7.50%, 02/05/2027		110,275	2.43%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		76,877	1.69%
81,000	7.80%, 09/15/2024		79,826	1.77%
Maryland		0.87%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		39,388	0.87%
Nevada		1.51%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,017	0.35%
18,000	7.80%, 06/01/2016		17,907	0.39%
17,000	7.80%, 12/01/2015		16,912	0.38%
18,000	7.80%, 12/01/2016		17,906	0.38%
North Carolina		1.76%
	Accumulated Resources of Kindred Spirits
80,000	7.75%, 12/01/2009		79,808	1.76%
Oregon		2.20%
	Western Baptist College
27,000	7.50%, 02/15/2016		26,862	0.59%
73,000	7.50%, 08/15/2015		73,095	1.61%
Texas		25.98%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019		99,500	2.19%
123,000	7.70%, 03/15/2022		121,290	2.67%
118,000	7.70%, 09/15/2021		117,398	2.59%
132,000	7.80%, 03/15/2024		130,099	2.87%
138,000	7.80%, 09/15/2025		135,958	2.99%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		198,960	4.38%
100,000	7.60%, 06/15/2018		99,480	2.19%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,540	2.17%
	Steve AMS Ministries dba Chapel of Praise
45,000	7.60%, 12/15/2011		44,766	0.99%
81,000	7.90%, 06/15/2013		80,579	1.77%
53,000	8.10%, 06/15/2014		53,027	1.16%
Virginia		0.87%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,432	0.87%
Washington, DC		11.59%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,145	1.68%
80,000	8.30%, 07/12/2015		79,584	1.75%
98,000	8.40%, 01/12/2018		97,490	2.15%
130,000	8.40%, 01/12/2033		129,324	2.85%
45,000	8.40%, 07/12/2018		44,766	0.99%
100,000	8.40%, 01/12/2027		98,520	2.17%

	Total Church Mortgage-Backed Bonds (Cost $ 4,139,000)	90.35%	4,102,041	90.35%

US TREASURY OBLIGATIONS (Cost $143,484)		3.27%
	US Treasury Note
150,000	4.50%, 2/15/2016		148,500	3.27%

SHORT TERM INVESTMENTS - 4.62%

Money Market Funds
209,836	Fifth Third Institutional Money Market - 5.07%*	4.62%	209,836	4.62%
	(Cost $209,836)

Total Investments - (Cost $4,492,320)		98.24%	$ 4,460,377	98.24%

Other Assets Less Liabilities		1.76%	79,905	1.76%

Net Assets		100.00%	$ 4,540,282	100.00%

*Rate shown represents the rate as of September 30, 2006

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2006

Assets:
Investment Securities at Market Value	$ 4,460,377
(Cost $4,492,320)
Due From Advisor	100,988
Interest Receivable	68,410
Other Assets	7,008
Total Assets	4,636,783
Liabilities:
Current Taxes Payable	68,000
Payable for Capital Shares Redeemed	9,956
Other Accrued Expenses	18,545
Total Liabilities	96,501
Net Assets	$ 4,540,282
Net Assets Consist of:
Common Stock, no par value, 2,000,000 shares authorized, 189,412 shares issued and outstanding	4,553,489
Accumulated Undistributed Net Investment Income	18,736
Net Unrealized Depreciation on Investments	(31,943)
.	$ 4,540,282

Net Asset Value
Per Share ($4,540,282/189,412 shares issued and outstanding)	$ 23.97

Maximum Offering Price ($23.97 / 96.75%)	$ 24.78
Miminum Repurchase Price ($23.97 x 99%)	$ 23.73

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF OPERATIONS

For the period from October 4, 2005 (Commencement of Operations) to September 30, 2006

Investment Income:
Interest	$ 218,698
Total Investment Income	218,698
Expenses:
Investment Advisory	13,647
Transfer Agent	16,191
Custodian	2,444
Organization and Issuance	176,345
Administrative	2,275
Service Fee	7,604
Legal	18,820
Board of Trustees	803
Insurance	12,210
Audit	16,000
Printing	266
Registration	1,420
Miscellaneous	4,549
Total Expenses - before taxes	272,574
Less Contractual Expense Reimbursements	(234,927)
Less Voluntary Expense Waiver	(7,604)
Net Expenses - before taxes	30,043
Current Tax Expense	68,000
Less Voluntary Expense Waiver	(68,000)

Net Investment Income	188,655

Net Change in Unrealized Depreciation on Investments	(31,943)

Net Increase in Net Assets resulting from Operations	$ 156,712

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF CHANGE IN NET ASSETS

For the period from October 4, 2005 (Commencement of Operations) to September 30, 2006

Increase in Net Assets From Operations:
Net Investment Income	$ 188,655
Net Change in Unrealized Depreciation on Investments	(31,943)
Net Increase in Net Assets resulting from Operations	156,712

Distributions to Shareholders from:
Net Investment Income	(169,919)
Change in Net Assets from Distributions	(169,919)

Capital Share Transactions:
Proceeds From Shares Issued	4,359,076
Dividends Reinvested	147,448
Cost of Shares Redeemed	(53,509)
Repurchase Fees	474
Net Increase from Capital Share Transactions	4,453,489

Net Increase in Net Assets	4,440,282

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (including accumulated undistributed net investment
income of $18,736)	$ 4,540,282

Share Transactions:
Issued	181,394
Reinvested	6,152
Redeemed	(2,268)
Net increase in shares	185,278
Shares outstanding beginning of period	4,134
Shares outstanding end of period	189,412

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF CASH FLOWS

For the period from October 4, 2005 (Commencement of Operations) to September 30, 2006

Cash flows from operating activities:
Net increase in net assets resulting from operations	156,712
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Amortization of organization and issuance cost	176,345
Expenses waived by advisor that reduced payable for
payable for organization and issuance cost	(176,345)
Purchase of long-term investment securities	(4,282,484)
Purchase of short-term investments, net	(209,836)
Increase in Net Unrealized depreciation of investments	31,943
Increase in dividends and interest receivable	(68,410)
Increase in receivable from advisor	(100,988)
Increase in other assets	(7,008)
Increase in current taxes payable	68,000
Increase in accrued expenses	18,545
Net cash used for operating activities	(4,393,526)

Cash flows provided by financing activities:
Proceeds from shares sold	4,359,076
Cash distributions paid	(22,471)
Payments for shares purchased - net of repurchase fees	(43,079)
Net cash provided by financing activities	4,293,526

Net decrease in cash	(100,000)

Cash (excludes short-term investments):
Beginning balance	100,000
Ending balance	-

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends of $147,448.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data, the total return ratio, and other data for a share outstanding for the period October 4, 2005 (Commencement of Operations) to September 30, 2006

Net Asset Value Per Share, Beginning of Period (a)	$ 24.19
Income From Investment Operations:
Net Investment Income (b)	1.50
Net Losses on Investments (unrealized)	(0.50)
Total from Investment Operations	1.00

Distributions from:
Net Investment Income	(1.22)
Total Distributions	(1.22)
Repurchase Fees	-	(g)

Net Asset Value Per Share, End of Period (a)	$ 23.97

Market Value (c)	$ -

Total Return (not annualized) (d)	4.24%

Ratios/Supplemental Data:
Net Assets - End of Period (Thousands)	4,540
Ratio of Expenses to Average Net Assets
Before Expense Reimbursements (e) (h)	11.29%
After Expense Reimbursements (f) (h)	1.00%
Ratio of Net Investment Income to Average Net Assets
Before Expense Reimbursements (h)	-4.04%
After Expense Reimbursements (h)	6.25%
Portfolio Turnover Rate	-

(a) Price does not include sales charge.
(b) Amount calculated based on average shares outstanding throughout the year.
(c) There is no established secondary market for the Fund's shares.
(d) Total return is computed assuming shares are purchased and redeemed at the
Fund's net asset value and excludes the effect of sales charges and repurchase fees
Dividends are assumed to be reinvested at the Fund's net asset value
(e) The expense ratio before reimbursements includes organization and issuance costs of 5.85%, fees accrued under the Fund's Service Plan of .25% (all of which was voluntarily waived by the Distributor) and income taxes of 2.25% ( all of which was voluntarily reimbursed by the Advisor).
(f) The expense ratio after reimbursements is net of expenses waived or reimbursed under the Fund's expense limitation agreement with the Advisor of 7.79%, service fees voluntarily waived by the Distributor of .25% and income taxes voluntarily reimbursed by the Advisor of 2.25%
(g) Rounds to less than $.005 per share.
(h) Annualized

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2006

(1)

ORGANIZATION

The Capstone Church Bond Fund (the "Fund") is a non-diversified closed-end management investment company. It was formed as a Delaware statutory trust on October 28, 2004, and is registered with the Securities and Exchange Commission.  The Fund’s principal business is investing its assets in mortgage bonds issued by churches and other Christian non-profit organizations that have a stated Christian mission, including local churches, denominations and associations, educational institutions, para-church and other Christian mission related organizations for the purpose of financing capital needs, such as construction of new facilities.  The Fund may invest up to 20% of its net assets in: (a) mortgage loan obligations of such entities and other illiquid securities and (b) short-term money market instruments.  Such short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

The Fund's shares are continuously offered subject to a sales charge generally ranging from 3.25% to .50% of the offering price.  Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop. The Fund will, pursuant to a fundamental policy, make an offer quarterly to repurchase at net asset value a portion of its outstanding shares, beginning with the second full quarter following its commencement of operations. The percentage of the outstanding shares subject to repurchase will be set quarterly by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.   A repurchase fee, payable to the fund, in the amount of 1% of the net asset value of shares repurchased, limited to a maximum fee of $500.00 per shareholder per repurchase, will be charged in connection with the shares held for less than five years which are accepted by the Fund for repurchase pursuant to repurchase offers.  During the period ended September 30, 2006 repurchase fees amounting to $474 were charged in connection with shares held for less than five years.

On September 23, 2005, the Fund issued 4,133.94 shares at $24.19 per share to Capstone Asset Management Company, the Fund's investment advisor.  The Fund commenced operations on October 4, 2005 when the registration of the Fund’s shares became effective.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation

The Fund’s investment in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds, on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  CAMCO constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the fund’s investment requirements.  Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds, provides credit research and analysis to the Advisor.  Further, because of the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities other than church mortgage bonds and church mortgage loans held in the Fund’s portfolio (other than short-term obligations, but including listed issues) may be valued on the basis of prices.

Furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances , portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over the counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

      Security Transactions and Investment Income

Security transactions are recorded on the trade date.  Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $4,282,424 and $0, respectively, for the period ended

September 30, 2006.

      Dividends and Distributions

Dividends from net investment income of the Fund are declared and paid monthly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.  Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

      Federal Income Taxes

It is the Fund’s intention to annually qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.  For the period ending September 30, 2006, the Fund did not qualify as a regulated investment company and accordingly is subject to federal income taxes.  The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/(losses) to which the expense or benefit relates.  The Fund’s investment advisor has voluntarily agreed to reimburse the Fund for any income taxes it incurs as a result of the Fund failing to qualify as a regulated investment company.  The voluntary reimbursement of income taxes is also shown in the Statement of Operations.  Deferred taxes reflect (i) taxes computed on unrealized gains/(losses) on investments and (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes.  To the extent the Fund has a net deferred tax asset, a valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

      Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures in the financial statements and reported amounts of income and expenses during the reporting period.  Actual results could differ from these estimates.

(3)

INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Capstone Asset Management Company ("CAMCO" or "Advisor"), a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as investment advisor for the Fund.  CAMCO provides investment advisory and administrative services to other investment companies, and provides investment advisory services to pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Advisor provides the Fund with continuous investment advisory services, in accordance with an investment advisory agreement (the "Advisory Agreement") between the Advisor and the Fund.  As compensation for its services as investment advisor, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.

CAMCO also acts as administrator for the Fund.  For its services as administrator, CAMCO receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.

Pursuant to an expense limitation agreement with the Fund, CAMCO has agreed, for a period of three years, to bear the Funds ordinary operating expenses to the extent such expenses exceed, in any fiscal year of the Fund, 1.00% of the Fund's average daily net assets.  Such ordinary operating expenses include, but are not limited to, the Fund’s investment advisory and administration fees and fees to other Fund service providers, but do not include payments under the Fund’s Service Plan, interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.  During the year $234,927 was waived and/or reimbursed in connection with this expense limitation agreement.  A portion of this reimbursement amounting to $176,345 offsets the organization and issuance costs payable to the Adviser and a portion amounting to $15,922 offsets the advisory and administrative cost payable to the adviser.  In the event the Fund’s average daily expenses fall below 1.00% of average daily net assets on any business day, CAMCO will be entitled to be reimbursed to the extent of its unreimbursed fee waivers/reductions or other payments during any of the previous thirty six months, provided such reimbursements do not cause the Fund’s expenses to exceed 1.00% for that day.  As of September 30, 2006 the amount of this potential reimbursement is $234,927.  CAMCO’s ability to recover these potential reimbursement amounts expires during the fiscal year ending September 30, 2008.

Capstone Asset Planning Company (the "Distributor"), acts as the principal underwriter of the Funds' shares pursuant to a written agreement with the Fund (the "Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the period ending September 30, 2006, the distributor received $7,574 in sales charges.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services provided and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  Under the Plan, payments are made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations (which may include the Distributor itself), the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor.

During the period ended September 30, 2006, fees accrued under the Plan were $7,604, all of which was voluntarily waived by the Distributor.

The President and Trustee of the Fund is President and a director of CAMCO and of the Distributor and also serves as President and director of Capstone Financial Services, Inc., parent company of CAMCO and the Distributor.  Some other officers of the Fund are also officers of CAMCO, the Distributor and Capstone Financial Services, Inc.

 (4)

ORGANIZATION AND ISSUANCE COSTS

Organization and issuance costs are $25,000 and $152,600, respectively.  The organization costs were expensed, on the effective date of the Fund's registration statement.  Issuance costs are being amortized ratably over a twelve-month period following the effective date of the Fund's registration.  Organization cost of $25,000 and issuance cost of $151,345 were expensed for the period ended September 30, 2006.  These organization and issuance costs are included with all other Fund expenses in determining the expense limitation discussed in Note 3.

 (5)

FEDERAL INCOME TAXES

Deferred taxes reflect (i) taxes computed on unrealized gains/(losses) on investments and (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes.  As of September 30, 2006, the Fund had a deferred tax asset of $20,000 - $12,000 of which represents the future tax benefit associated with net unrealized losses on investments and $8,000 of which, represents the tax benefit associated with future tax deductions for amortization of organization costs which have been expensed during the period ending September 30, 2006 for financial accounting purposes.  The Fund has made a determination that it is more likely than not that it will qualify as a regulated investment company in future years and distribute all of its future net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.  Accordingly, the Fund has recorded a valuation allowance against its entire deferred tax asset.  The Fund has recorded current income taxes payable of $68,000, which is reflected as a liability in the Statement of Assets and Liabilities.  The Advisor has voluntarily agreed to reimburse the Fund for any income taxes it incurs as a result of failing to qualify as a regulated investment company.  The Due from advisor reported in the Statement of Assets and Liabilities includes $68,000 receivable under this voluntary reimbursement arrangement.

As of September 30, 2006, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$4,492,320
Gross unrealized appreciation	5,155
Gross unrealized depreciation	(37,098)
Net unrealized depreciation	(31,943)
Undistributed ordinary income	38,777
Total distributable earnings	6,834

The tax basis of investments and net unrealized depreciation for tax and financial reporting are not materially different.  The difference between undistributed ordinary income on a tax basis and accumulated undistributed net investment income is due to organization costs, which are expensed for financial statement purposes but amortized over five years for tax purposes.

The tax character of distributions paid for the year ended September 30, 2006 was as follows:

2006
Ordinary income	$169,919

(6)  CONCENTRATION RISK

The Fund invests principally in church-related obligations that are collateralized by interests in real property.  Consequently, the Fund may be exposed to any negative developments affecting church-related institutions, as well as any negative developments affecting real property markets.

(7)  CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(8)   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Fund's financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Capstone Church Bond Fund

Houston, Texas

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Capstone Church Bond Fund, as of September 30, 2006, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the period from October 4, 2005 (commencement of operations) to September 30, 2006.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capstone Church Bond Fund, as of September 30, 2006, the results of its operations, changes in its net assets, its cash flows and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

October 20, 2006

CAPSTONE CHURCH BOND FUND

ADDITIONAL INFORMATION

September 30, 2006 (UNAUDITED)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 262-6631 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2006. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.

CAPSTONE CHURCH BOND FUND

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the Trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by the Trustees and their affiliations, if any, with Capstone Asset Management Company ("Adviser") and Capstone Asset Planning Company (the "Distributor").

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held By Trustee

Interested Trustee

Edward L. Jaroski * 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 59	Trustee, President & Chairman of the Board	From 2005	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.	7	None

Independent Trustees

John R. Parker 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 60	Trustee	From 2005	Self-employed Investor Consultant	7	None

Bernard J. Vaughan 720 S. Church Road St. Davis, PA 19087 Age: 77	Trustee	From 2005	Retired	7	None

James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 76	Trustee	From 2005	Financial Consultant; Managing Director of Benefit Capital Southwest	7	Director- Highland Funds Group; Director- Pacesetter capital Group; Director- Homeowners of America Insurance Company.

Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 46	Trustee	From 2005	CEO/President of Freedom Stores, Inc.	7	None

John M. Briggs, CPA 435 Williams Road Wynnewood, PA 19096-1632 Age: 55	Director	From 2005	CPA, Treasurer, Philadelphia Affiliate of the Susan G. Komen Breast Cancer Foundation since February, 2005; formerly Partner of Briggs, Bunting & Dougherty, LLP, a registered public accounting firm for more than five years.	7	Director – Healthcare Services Group, Inc.

Executive Officers

Donald R. McFadden 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 50	Sr. Vice President	From 2005	Sr. Vice President of Capstone Asset Management Company	N/A	None

Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 60	Sr. Vice President, Secretary, Principal Financial Accounting Officer and Chief Compliance Officer	From 2005

Senior Vice President and Chief Compliance Officer of Capstone Asset Management Company; Senior Vice President of Capstone Asset Planning Company, 2004-present;  Officer of other Capstone Funds, 2004- present; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000-present

				N/A	None

Kimberly A. Wallis 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 39	Asst. Vice President Compliance; also, since August 24, 2006, Asst. Secretary	From 2005

Asst.  Vice President Compliance, Capstone Asset Management Company; Vice President and Chief Compliance Officer of  Capstone Asset Planning Company, 2004-present; Officer of other Capstone Funds, 2004-present; Compliance Analyst, Capstone Asset Management Company and Capstone Asset Planning Company, 2002-2004; Paradigm Trading, technical analyst, 1999-2002

				N/A	None

Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 47	Treasurer	From 2005	Treasurer of Capstone Asset Management Company; Officer of other Capstone Funds	N/A	None

*

Mr.  Jaroski is an "interested person" of the Capstone Church Bond Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.

**	Mr. Melley is married to the sister of Mr. Jaroski's wife.

The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 262-6631.

CAPSTONE CHURCH BOND FUND
BUILDING CHURCHES, BUILDING WEALTH

For more complete information about the Capstone Church Bond Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

CAPSTONE CHURCH BOND FUND

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631
info@capstonefinancial.com

Item 2. Code of Ethics.

(a) As of the end of the period covered by the contained in Item 1 of this Form N-CSR, the registrant has adopted a code of ethics (“Code”), as defined in Item 2 of Form N-CSR, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

This code of ethics is included as an exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one Audit Committee Financial Expert serving on its Audit Committee.

3(a)(2) The Audit Committee Financial Expert is John Briggs, who is "Independent" for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

 2006

2005

(a) Audit Fees

$14,000

$2,000

(b) Audit-Related Fees

$0

$0

(c) Tax Fees*

$2,000

$0

(d) All Other Fees

$0

$0

*  The aggregate fees billed for professional services rendered by Briggs, Bunting & Dougherty, LLP for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended September 30, 2006.

(e) Pre-Approval Policies and Procedures

For the fiscal years ended September 30, 2006 and 2005, 100% of the services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

See Pre-Approval Policies and Procedures below.

PRE-APPROVAL POLICIES AND PROCEDURES

as adopted by the

AUDIT COMMITTEES

of

CAPSTONE SERIES FUND, INC.

STEWARD FUNDS, INC.

CAPSTONE CHURCH BOND FUND

(each, a“FUND”)

The Sarbanes-Oxley Act of 2002 (“Act”) and rules adopted by the Securities and Exchange Commission (“SEC”) require that the Audit Committee of each Fund pre-approve all audit services and non-audit services provided to the Fund by its independent accountant (“Auditor”).1

1

The term “Auditor,” as used in these procedures, means the firm engaged to provide the Fund with services listed in Appendix A.

 The Act and such SEC rules also require that the Audit Committee of each Fund pre-approve all non-audit services provided by the Auditor to (i) the Fund’s investment manager, (ii) the Fund’s investment adviser, and (iii) any entity controlling, controlled by, or under common control with the investment manager or investment adviser that provides ongoing services to the Fund (entities in (i), (ii) and (iii), hereinafter “Service Affiliates”)2

2

Service Affiliates are listed in Appendix D.

 if the engagement for such Service Affiliates relates directly to the operations and financial reporting of the Fund (“Covered Non-Audit Services”).3

3

Examples of types of non-audit services that may be provided to the Fund or a Service Affiliate are listed in Appendix B.  Note that applicable law also prohibits the provision of certain services by the Auditor to entities in the “fund complex.”  The “fund complex” includes Service Affiliates and other entities.  These prohibited services are listed in Appendix C.  Fund Complex Entities are also listed in Appendix C.

The following policies and procedures govern the ways in which the Audit Committee of each Fund will consider the pre-approval of audit and non-audit services that the Auditor provides to the Fund, and Covered Non-Audit services that the Auditor proposes to provide to Service Affiliates.4

4

Unless otherwise indicated by the context, the term “non-audit services” herein includes non-audit services for the Fund as well as Covered Non-Audit Services for a Service Affiliate.

  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to any services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with applicable legal requirements for pre-approval, and also provide a mechanism by which management of the Funds and Service Affiliates may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

These policies and procedures are intended to comply with applicable legal requirements for pre-approval, and also provide a mechanism by which management of the Funds and Service Affiliates may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

The following policies and procedures are adopted by the Audit Committee of each Fund.

A.

General

1.

The Audit Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Fund.

2.

The Audit Committee must pre-approve any engagement of the Auditor to provide Covered Non-Audit Services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund.

B.

Pre-Approval of Audit Services to the Fund

1.

The Audit Committee shall approve the engagement of the Fund’s Auditor for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member. (See Section D below.)  In approving the Engagement, the Audit Committee shall obtain, review and consider information concerning the proposed Auditor sufficient to enable the Audit Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Audit Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Fund will receive.

2.

The Audit Committee shall report to the Fund’s board of directors (“Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) (“Independent Directors”).

C.

Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates – by Types or Categories of Services

1.

The Audit Committee may pre-approve the provision of types or categories of non-audit services for the Fund and Covered Non-Audit Services for its Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund and of the Service Affiliates, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund expects to request from the Auditor during the fiscal year; and (b) a list of those types of Covered Non-Audit Services that Service Affiliates expect to request from the Auditor during the fiscal year.

3.

The lists submitted to the Audit Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

4.

Standard for Pre-Approval  The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix C) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.  In connection with any such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

5.

The Audit Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to such conditions as may have been set by the Audit Committee.

6.

Fund management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.

Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates – Project-by-Project Basis

1.

Non-audit services may be pre-approved on a project-by-project basis pursuant to this Section D, subject to the Standard for Pre-Approval in Section C.

2.

The Audit Committee, from time to time, may, by resolution, designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, (i) any non-audit services proposed to be provided to the Fund that have not been pre-approved in accordance with these Procedures, (ii) any Covered Non-Audit Services proposed to be provided to any Service Affiliate, that have not been pre-approved in accordance with these Procedures and (iii) any proposed material change in the nature or cost of any non-audit service, including any Covered Non-Audit Service, previously approved.  The authority delegated to the Designated Member shall be subject to such conditions as the Audit Committee may specify by resolution from time to time.

3.

Management of the Fund or of the relevant Service Affiliate, in consultation with the Auditor, may submit either to the Audit Committee or to a Designated Member for its consideration and action, a pre-approval request identifying one or more non-audit service projects for the Fund or Covered Non-Audit Service projects for a Service Affiliate, as well as any material changes proposed in a service that has been pre-approved.  Any request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.  For any material change in the nature or cost of a pre-approved service, the request shall also describe reasons why the change is requested.  The Audit Committee or Designated Member, as applicable, shall review the request subject to the Standard for Review in Section C.

4.

The Audit Committee or Designated Member, as applicable, will review the requested non-audit service or proposed material change in such service in light of the Standard for Pre-Approval in Section C.  If the review is by a Designated Member, such Designated Member will either:

(a)

pre-approve, pre-approve subject to conditions, or disapprove any such requested service, or any proposed material change in such service, whether to the Fund or to a Service Affiliate; or

(b)

refer such matter to the full Audit Committee for its consideration and action.

In considering any requested non-audit service or proposed material change in such service, the Designated Member shall take into account any restrictions placed by the Audit Committee on his pre-approval authority.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of a requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit service so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next regularly scheduled meeting.

E.

Covered Non-Audit Services Provided to Covered Entities Pursuant to Waiver

Note: It is generally expected that non-prohibited non-audit services, even when they do not involve significant fees, will be pre-approved in accordance with Section C or D.

1.

The Act provides a limited exception to the requirement that non-audit services (that are not prohibited services) must be pre-approved.  This exception is designed to prevent the disqualification of the Auditor due to a minor oversight and is to be used only rarely and only if each of the following conditions is satisfied:

(a)

The aggregate fees and costs of all non-audit services (including Covered Non-Audit Services) that, but for the limited exception provided by this Section E, would require pre-approval by the Audit Committee constitutes no more than five percent of the total fees and costs paid by the Fund and Service Affiliates to the Auditor during the fiscal year during which such non-audit services are provided;

(b)

At the time of the engagement for such services, the Fund did not recognize that the services were “non-audit services” that required pre-approval; and

(c)

Each such service is (i) brought promptly to the attention of the Audit Committee, (ii) is approved prior to the completion of the audit by the Audit Committee or a Designated Member, in accordance with the Standard for Pre-Approval set forth in Section C and (iii) is approved based upon a determination that the service is eligible for the waiver provided by this Section E.

F.

Amendment; Annual Review

1.

The Audit Committee may amend these procedures from time to time.

2.

These procedures shall be reviewed periodically, as needed, by the Audit Committee.

G.

Recordkeeping

1.

The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting material.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in Section E of these procedures, a record shall be made indicating that each of the conditions for this exception has been satisfied.

3.

A copy of these Procedures and of any amendments to these Procedures shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraph 1 and 2 of this Section G shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

APPENDIX A

AUDIT SERVICES

For purposes of these Procedures, “audit services” include the following activities:

4.

Annual audit of the Fund’s financial statements and quarterly reviews.

5.

Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund’s financial statements, including tests performed to evaluate the Fund’s internal control systems, review of information systems and procedures.

6.

Preparation of the Auditor’s report on the Fund’s internal controls for financial reporting, and related procedures.

7.

Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

APPENDIX B

NON-AUDIT SERVICES

For purposes of these Procedures, the following services are “non-audit services.”  If the services would be provided to a Covered Entity and the engagement would relate directly to the operations and financial reporting of the Fund, these services would be Covered Non-Audit Services and, if not prohibited, are subject to the pre-approval requirements of these Procedures.

Audit-Related Services (traditionally performed by the firm engaged as Auditor)

1.

Audit of an employee benefit plan.

2.

Due diligence procedures related to mergers and acquisitions.

3.

Review of internal controls.

4.

Consultations concerning financial accounting and reporting standards.

5.

Testing services related to a fund’s Auction Market Preferred Stock, as applicable.

Tax Services

1.

Tax compliance services, including preparation of tax returns.

2.

Tax planning and advice.

Other Non-Audit Services

1.

Advisory and consultation services.

2.

Other non-audit services not listed above.

APPENDIX C

PROHIBITED SERVICES

In considering whether to pre-approve a service, the Audit Committee should be aware that the Auditor is prohibited from providing certain services to any Fund Complex Entity, subject to limited exceptions noted below.  Fund Complex Entities include:

1.

The Fund, its investment manager and investment adviser;

2.

Any entity controlled by or controlling the Fund’s investment manager or investment adviser, or any entity under common control with the Fund’s investment manager or investment adviser if such entity (a) is an investment manager or investment adviser, or (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

3.

Any investment company (including entities that would be investment companies but for the exclusions provided by Section 3(c) of the Investment Company Act of 1940) advised by the Fund’s investment manager or investment adviser or by an entity in paragraph 2, above.

Note:  The term “investment adviser” for this purpose does not include a sub-adviser whose role is primarily portfolio management and that is subcontracted with or overseen by another investment adviser.

The following entities are “Fund Complex Entities:”

Investment Adviser/Administrator/Distributor:

Capstone Asset Management Company

Capstone Asset Planning Company

Frank Russell Investment Management Company

Funds (includes all series and classes):

Capstone Series Fund, Inc.

Steward Funds, Inc.

Church Bond Fund

The following services may not be provided by the Fund’s Auditor to a Fund Complex Entity, subject to the exceptions noted:

8.

Bookkeeping or other services related to the accounting records or financial statements of a Fund Complex Entity, including;

º

Maintaining or preparing the accounting records for a Fund Complex Entity;

º

Preparing a Fund Complex Entity’s financial statements that are filed with the Securities Exchange Commission (“SEC”), or that form the basis for such financial statements; or

º

Preparing or originating source date underlying a Fund Complex Entity’s financial statements.

9.

Financial information systems design and implementation, including:

º

Directly or indirectly operating, or supervising the operation of a Fund Complex Entity’s information system or managing a Fund Complex Entity’s local area network.

º

Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to a Fund Complex Entity’s financial statements or other financial information systems taken as a whole.

10.

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports.

11.

Actuarial services.  This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in a Fund Complex Entity’s financial statements and related accounts.  This prohibition does not apply to providing assistance to a Fund Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

12.

Internal audit outsourcing services.  This category includes any internal audit service for a Fund Complex Entity that has been outsourced by the Fund Complex Entity that relates to the Fund Complex Entity’s internal accounting controls, financial systems, or financial statements.

Exception:  The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of a Fund Complex Entity’s financial statements.

13.

Management functions.  This category includes acting, temporarily or permanently, as a director, officer, or employee of a Fund Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for a Fund Complex Entity.

14.

Human resources.  Services in this category are:

º

searching for or seeking out prospective candidates for managerial, executive, or director positions;

º

engaging in psychological testing, or other formal testing or evaluation programs;

º

undertaking reference checks of prospective candidates for an executive or director position;

º

acting as a negotiator on behalf of a Fund Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

º

recommending, or advising a Fund Complex Entity to hire, a specific candidate for a specific job (except that the Fund’s independent accountant may, upon request by a Fund Complex Entity, interview candidates and advise the Fund Complex Entity on the candidate’s competence for financial accounting, administrative, or control positions).

15.

Broker-dealer, investment adviser, or investment banking services.  Services in this category are:

º

acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of a Fund Complex Entity;

º

making investment decisions on behalf of a Fund Complex Entity, or otherwise having discretionary authority over an audit client’s investments;

º

executing a transaction to buy or sell an audit client’s investment; or

º

having custody of assets of a Fund Complex Entity, such as taking temporary possession of securities purchased by a Fund Complex Entity.

16.

Legal services.  A prohibited legal service is any service to a Fund Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

17.

Expert services unrelated to the audit.  This category includes providing an expert opinion or other expert service for a Fund Complex Entity, or a Fund Complex Entity’s legal representative, for the purpose of advocating a Fund Complex Entity’s interests in litigation or in a regulatory or administrative proceeding or investigation.  This prohibition is not applicable to cases in which the Fund’s independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to a Fund Complex Entity.

APPENDIX D

SERVICE AFFILIATES

Any non-prohibited Covered Non-Audit Service provided to the following entities must be pre-approved as provided in these Procedures:

Capstone Asset Management Company

Capstone Asset Planning Company

Frank Russell Investment Management Company

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Briggs Bunting and Dougherty LLP billed Capstone Financial Service Inc. $44,000 related to (1) an audit of the advisor and entity’s under common control of the advisor, for the fiscal year-ended September 30, 2005 and (2) agreed upon procedures on policies and procedures of a service provider to assist the Funds Chief Compliance Officer in his annual 38a-1 review of other funds in the investment company complex. No such billings occurred during the period ending September 30, 2006.

(h) Disclose whether the registrant's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Proxy Voting Policies and Procedures

Capstone Asset Management Co.

Proxy Voting Policies and Procedures

Adopted: March 1, l994

Revised: May 1, 1999

Further Revised:  June 30, 2003

I.

Statement of Policy

It is the policy of Capstone Asset Management Company ("CAMCO") to vote proxies on securities held by its clients for which CAMCO exercises voting authority, including CAMCO's registered investment company clients, ("Clients") in the best interests of those Clients and without regard to the interests of the Adviser or any other client of the Adviser, and of Fund shareholders, in accordance with CAMCO's fiduciary duties under applicable law and in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").  CAMCO has adopted these proxy voting policies and procedures ("Procedures") for the voting of proxies relating to securities held in client accounts as to which CAMCO has voting authority, directly or indirectly.  Indirect voting authority exists where CAMCO's voting authority is implied by a general obligation of investment authority without reservation of proxy voting authority.  The Boards of Directors/Trustees of investment companies ("Funds") for which CAMCO acts as investment adviser, and for which CAMCO has discretionary authority to vote proxies, have directed CAMCO to follow these Procedures in voting proxies for the Funds.

II.

Limitations on Policy

a.

Client Instructions or Restrictions - CAMCO's exercise of voting rights for Client securities is subject to any applicable instructions or restrictions that may be imposed by a particular Client, from time to time.  In such a case, CAMCO may vote proxies for a particular Client differently from those voted for a Client that does not provide instructions or restrictions.

b.

Securities No Longer Held - CAMCO generally will not vote proxies with respect to securities of a Client that are no longer held by a Client, having been sold on or after the record date.

c.

Securities on Loan - CAMCO may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its client's overall best interests not to vote.  Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as the Adviser deems appropriate under the circumstances.  As examples, CAMCO may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

III.

Conflicts of Interest

If CAMCO determines that voting proxies with respect to a particular security would involve a material conflict between the interests of CAMCO and its affiliates, on the one hand, and those of one or more Clients, on the other, CAMCO will choose one of the following options:

o

Cause the proxies to be "echo voted" -- i.e., in the same proportion as the votes of non-Client holders of the particular security;

o

Vote the proxies in accordance with the recommendations of an independent proxy voting service;

o

Refer the voting decision to the Client;

o

Obtain from the Client an acknowledgement and waiver of the conflict to permit CAMCO to vote the proxies in accordance with the policies described in Appendix A.

IV.

Administration

a.

Obtaining Proxy Statements.  CAMCO will take reasonable steps to assure that proxy statements are received from Clients' custodian(s), or any other appropriate person, in a timely manner.  A list of accounts for which CAMCO is required to vote proxies will be maintained.  Periodically a comparison will be performed between proxies received and those proxies required to be voted by CAMCO.  Any discrepancies will be resolved promptly.

b.

Disclosure.  CAMCO will comply with applicable requirements of the Securities and Exchange Commission regarding disclosures to Clients about these Procedures and about particular proxy votes.  In particular, CAMCO will: provide Clients with a description of these Procedures; provide a copy of these Procedures to any Client upon request; and disclose to Clients how they may obtain information from CAMCO about particular proxy votes.

c.

Records.   CAMCO will make, maintain and preserve records related to these Procedures in accordance with applicable regulatory requirements.

d.

Proxy Voting Responsibility.  To provide centralized management of the proxy voting process, CAMCO shall establish a Proxy Voting Committee comprised of all members of the CAMCO Investment Committee and one or more representatives of the legal compliance area.  (See Appendix B).

The Proxy Voting Committee shall:

o

Supervise the proxy voting process, including the identification  of material conflicts of  interest involving the Adviser and the proxy voting process in respect of securities owned by or on behalf of such clients;

o

Determine how to vote proxies relating to issues not covered by these guidelines; and

o

Determine when the Adviser may deviate from these guidelines.

e.

Compliance Responsibility.  CAMCO shall designate, from time to time, one or more persons, to be identified in Appendix B, to monitor compliance with these Procedures and with applicable regulatory requirements.

f.

Review of Procedures.  CAMCO will review these Procedures from time to time to assure their continuing appropriateness.

APPENDIX A

PROXY VOTING POLICIES

I. The Board of Directors

A.  Voting on Director Nominees in Uncontested Elections

We will generally vote for nominees.  If we vote against management, the reasons for this decision will be kept in CAMCO's records.

B.  Chairman and CEO are the Same Person

We vote, on a case-by case basis, on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.  Majority of Independent Directors

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a case by-case basis.

Shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively are reviewed on a case-by-case basis.

D.  Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.  Term of Office

We vote against shareholder proposals to limit the tenure of outside directors.

F.  Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violation of fiduciary obligations than mere carelessness.

We vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:  (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and  (2) only if the director's legal expenses would be covered.

G.  Charitable Contributions

Votes for shareholder proposals to eliminate, direct or otherwise restrict charitable contributions are evaluated on a case-by case basis.

H.  Management Prerogatives

We vote against shareholder proposals the effect of which we believe falls correctly under the perview of management.

II. Proxy Contests

A.  Voting for Directors Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

o

long-term financial performance of the target company relative to its industry

o

management's track record

o

background to the proxy contest

o

qualifications of director nominees (both slates)

o

evaluation of what each side is offering shareholders as well as the likelihood that the proposed objective and goals can be met

o

stock ownership positions.

B.  Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

III. Auditors

Ratifying Auditors

o

We will generally vote for the selection of auditors.  If we vote against the selection of auditors, the reasons for this decision will be kept in CAMCO's records.

o

We vote for shareholder proposals that prohibit the audit firm from providing consulting services.

o

We examine on a case-by-case basis, proposals to limit the term of successive engagements of any one audit firm.

IV. Proxy Contest Defenses

A.  Board Structure:  Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

B.  Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.  Cumulative Voting

We vote against proposals to eliminate cumulative voting.

We vote for proposals to permit cumulative voting.

D.  Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.  Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

F.  Shareholder Ability to Alter the Size of the Board

We vote for proposals that seek to fix the size of the board.

We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.  Tender Offer Defenses

A.  Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review, on a case-by-case basis, shareholder proposals to redeem a company's poison pill.

We review, on a case-by-case basis, management proposals to ratify a poison pill.

B.  Fair Price Provisions

We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more that a majority of disinterested shares.

We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.  Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

D.  Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder voter requirements for charter and bylaw amendments.

E.  Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

VI. Miscellaneous Governance Provisions

Confidential Voting

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:  In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy remains in place.  If the dissidents do not agree, the confidential voting policy is waived.

We vote for management proposals to adopt confidential voting.

VII. Capital Structure

A.  Common Stock Authorization

We review, on a case-by-case basis, proposals to increase the number of shares of common stock authorized for issue.

B.  Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review, on a case-by-case basis, proposals that would authorize the creation of new classes or preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review, on a case-by-case basis, proposals to increase the number of authorized blank check preferred shares.

C.  Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

D.  Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock

G.  Preemptive Rights

We review, on a case-by-case basis, proposals to create or abolish preemptive rights.  In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.  Debt Restructurings

We review, on a case-by-case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  We consider the following issues:

o

Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earning be?

o

Change in Control -- Will the transaction result in a change of control of the company?

o

Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approval proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.  Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII. Executive and Director Compensation

In general, we vote, on a case-by-case basis, on executive and director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having a high payout sensitivity to increases in shareholder value.

A.  Shareholder Proposals to Limit Executive and Director Pay

We review, on a case-by-case basis, all shareholder proposals that seek additional disclosure of executive and director pay information.

We review, on a case-by-case basis, all other shareholder proposals that seek to limit executive and director pay.

B.  Golden and Tin Parachutes

We review, on a case-by-case basis, all proposals to ratify or cancel golden or tin parachutes.

C.  Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

D.  401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

A.  Voting on State Takeover Statutes

We review, on a case-by-case basis, proposals to opt in or out of share takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, shareholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.  Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

X.  Mergers and Corporate Restructurings

A.  Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

o	anticipated financial and operating benefits;
o	offer price (cost vs. premium).

B.  Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C.  Spin-offs

Votes on spin-offs are considered on a case-by-case basis, depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.  Asset Sales

Votes on asset sales are made, on a case-by-case basis, after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.  Liquidations

Votes on liquidations are made, on a case-by-case basis, after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executive managing the liquidation.

F.  Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.  Changing Corporate Name

We generally vote for changing the corporate name.  If we vote against the proposed change, the reasons will be noted in CAMCO's records.

XI. Mutual Fund Proxies

A.  Election of Directors/Trustees

We vote on director/trustee nominees on a case-by-case basis.

B.  Investment Advisory Agreement

We vote on investment advisory agreements on a case-by-case basis.

C.  Fundamental Investment Restrictions

We vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

D.  Distribution Agreements

We vote on distribution agreements on a case-by-case basis.

XII. Social and Environmental Issues

We vote on shareholder proposals on social and environmental issues on a case-by-case basis.

12883583.1.BUSINESS

PROXY VOTING -- ADDENDUM

We generally vote routine proxies for management's proposals.  If we vote against management, CAMCO will keep a record of the reasons for such votes.

Routine issues include:

o	Re-election of board members
o	Name changes
o	Appointment of auditors or other professionals

Our guidelines on non-routine issues will be revised from time to time based on our research.  We will vote on these matters generally in accordance with our guidelines, subject to our fiduciary duty and any legal requirements binding the applicable client's proxy votes.  If we vote otherwise than in accordance with our guidelines, the reasons will be noted in CAMCO's records.

Non-routine issues include:

o	Acquisitions
o	Mergers
o	Spin-offs
o	Significant changes in the By-Laws, Articles of Incorporation, etc.
o	Anti-takeover provisions, poison pills
o	Rights offerings
o	Measure in authorized shares of common or preferred stock

Item 8.  Portfolio Managers of Closed-End Funds.

The Fund’s portfolio manager is Donald R. McFadden. Mr. McFadden is a Senior Vice President of Capstone Asset Management Company, where he has provided investment management and administrative services for 10 years.

The numbers of registered investment company accounts and private accounts, and assets in each category, managed by the portfolio manager is indicated in the following table.  The portfolio manager referenced in the table below does not manage any pooled investment vehicles other than registered investment companies.

Portfolio Manager	Number of Registered Investment Companies	Assets under management (in millions)	Number of Private Accounts	Assets under management (in millions)	Total Assets (in millions)
Donald R. McFadden	1	$4,549,301.39	0	0	$4,549,301.39

None of the accounts managed by this portfolio manager has a performance fee-based investment advisory fee. The compensation of the portfolio manager derives 75% from base salary and 25% from CAMCO's profit sharing plan.  The portfolio manager participates in normal corporate benefits, including group life and health insurance, 401(k) plan with a corporate matching contribution calculated in the same manner as for all other participating employees, and vacation.

 Ownership of Securities:

The following table shows the dollar range of shares of the Fund owned by the Portfolio Manager as of September 30, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Donald R. McFadden	$0

(b)                                 Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

   Edward L. Jaroski

   President

Date December 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

   Edward L. Jaroski

   President

Date December 9, 2006

By /s/Carla Homer

   Carla Homer

   Treasurer

Date December 9, 2006